Note 2 - Summary of Significant Accounting Policies (Details) - Summary of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross Carrying Amount	$ 1,622
Intangible Assets Accumulated Amortization	(642)	(237)
Intangibles, net	980	1,385
Customer Contracts and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross Carrying Amount	230
Intangible Assets Accumulated Amortization	(121)	(45)
Intangibles, net	109	185
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross Carrying Amount	1,223
Intangible Assets Accumulated Amortization	(387)	(143)
Intangibles, net	836	1,080
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross Carrying Amount	169
Intangible Assets Accumulated Amortization	(134)	(49)
Intangibles, net	$ 35	$ 120